Acquisition of Hi-Crush Augusta LLC - Additional Information (Details) (USD $)	1 Months Ended		0 Months Ended		12 Months Ended						0 Months Ended
	Jan. 31, 2014	May 08, 2012	Apr. 16, 2014 Subsequent Event	Jan. 31, 2013 Hi-Crush Augusta LLC	Dec. 31, 2013 Hi-Crush Augusta LLC	Aug. 15, 2012 Hi-Crush Augusta LLC	Dec. 31, 2013 Hi-Crush Augusta LLC Quarterly Payment	Jan. 31, 2013 Hi-Crush Augusta LLC Quarterly Payment	Jan. 31, 2013 Hi-Crush Augusta LLC Annual	Jan. 31, 2013 Hi-Crush Augusta LLC Preferred units	Jan. 31, 2013 Hi-Crush Augusta LLC Sponsor Class B Units	Apr. 29, 2014 Hi-Crush Augusta LLC Subsequent Event	Apr. 08, 2014 Hi-Crush Augusta LLC Subsequent Event	Apr. 28, 2014 Hi-Crush Augusta LLC Subsequent Event	Dec. 31, 2013 Hi-Crush Augusta LLC Minimum Annual
Schedule of Equity Method Investments [Line Items]
Business acquisition, preferred stock acquired (In shares)										100,000				390,000
Business acquisition, cash paid				$ 37,500,000								$ 224,250,000	$ 224,250,000
Convertible Preferred Stock, Shares Issued upon Conversion														100,000
Preferred Stock, Value, Outstanding										48,357,000
Business acquisition, value of share issued											57,900,000
Business acquisition, convertible stock issued											3,750,000
Repayments of Debt				33,250,000
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders				4,637,000
Acquisition related costs					451,000
Preferred distribution							3,750,000	3,750,000	15,000,000						10,000,000
Quarterly distribution declared	$ 14,726,000
Date of quarterly distribution payment	Feb. 14, 2014		May 15, 2014
Preferred units conversion date					Mar. 31, 2018
Percentage of conversion of common units					25.00%
Percentage of equity interest in which preferred interest will be converted					20.00%
Percentage of limited partner interest		100.00%												9800.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners						200.00%								200.00%